Due to Depositors	12 Months Ended
Dec. 31, 2014
Due to Depositors
Due to Depositors
Due to Depositors

Amounts due to depositors at December 31 are as follows:

	2014	2013
Non-interest bearing demand	$85,687,731	$85,646,805
Savings	137,931,928	133,175,156
Money market and interest-bearing checking	318,162,407	275,102,952
Time deposits	145,907,806	141,904,861
Mortgage escrow funds	1,480,108	1,419,866
Total due to depositors	$689,169,980	$637,249,640

At December 31, 2014 and 2013, time deposits with balances in excess of $250,000 totaled $31,067,780 and $21,599,533, respectively.

The contractual maturity of time deposits as of December 31 are as follows:

	2014		2013
Maturity	Amount	Percent	Amount	Percent
One year or less	$99,053,806	67.9%	$97,436,134	68.7%
One to two years	21,381,473	14.7	18,136,075	12.8
Two to three years	10,372,941	7.1	11,662,198	8.2
Three to four years	5,977,249	4.1	8,224,229	5.8
Four to five years	9,122,337	6.2	6,445,647	4.5
Over five years	—	—	578	—
	$145,907,806	100.0%	$141,904,861	100.0%